LEASES - Components of Operating Lease Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Amortization of right-of-use assets	¥ 25,813	$ 3,636	¥ 34,520	¥ 16,997
Expense for short-term leases within 12 months			12	16
Interest of lease liabilities	2,173	306	3,178	2,585
Operating lease rental expense	¥ 27,986	$ 3,942	¥ 37,710	¥ 19,598